EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	$ 30,791,736	$ 29,896,658
Mine and camp costs	4,300,669	6,211,699
Provision for reclamation	3,761,597	2,656,790
Water treatment and tailing storage facility costs	223,837	1,249,064
Effect of movements in exchange rates	2,158,746	704,920
Depreciation of plant and equipment	715,796	671,294
Interest and financing costs	377,350	464,601
Drilling and exploration	766,349	364,553
Geological and related services	264,584	249,582
Acquisition costs		156,845
Assessments and taxes	179,416	101,660
Assays		1,006
Transfers		(7,011,990)
Sale of concentrate		(4,587,005)
Mineral exploration tax credit	(202,210)	(337,941)
Ending balance	43,337,870	30,791,736
Durango, Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	7,978,841	15,241,740
Mine and camp costs		3,379,702
Provision for reclamation
Water treatment and tailing storage facility costs
Effect of movements in exchange rates	554,843	254,153
Depreciation of plant and equipment		203,350
Interest and financing costs		101,383
Drilling and exploration	418,123	305,065
Geological and related services		11,721
Acquisition costs
Assessments and taxes	82,298	80,722
Assays
Transfers		(7,011,990)
Sale of concentrate		(4,587,005)
Mineral exploration tax credit
Ending balance	9,034,105	7,978,841
British Columbia, Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	22,812,894	14,654,917
Mine and camp costs	4,300,669	2,831,997
Provision for reclamation	3,761,597	2,656,790
Water treatment and tailing storage facility costs	223,837	1,249,064
Effect of movements in exchange rates	1,603,903	450,767
Depreciation of plant and equipment	715,796	467,944
Interest and financing costs	377,350	363,218
Drilling and exploration	348,226	59,488
Geological and related services	264,584	237,861
Acquisition costs		156,845
Assessments and taxes	97,118	20,938
Assays		1,006
Transfers
Sale of concentrate
Mineral exploration tax credit	(202,210)	(337,941)
Ending balance	34,303,764	22,812,894
Yukon, Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	1	1
Mine and camp costs
Provision for reclamation
Water treatment and tailing storage facility costs
Effect of movements in exchange rates
Depreciation of plant and equipment
Interest and financing costs
Drilling and exploration
Geological and related services
Acquisition costs
Assessments and taxes
Assays
Transfers
Sale of concentrate
Mineral exploration tax credit
Ending balance	$ 1	$ 1